CONSOLIDATED STATEMENTS OF TEMPORARY EQUITY AND STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Total	Series A- Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Temporary equity, Beginning balance at Dec. 31, 2010		$ 530,977
Stockholders' equity equity, beginning balance at Dec. 31, 2010	(34,741)		1,766	890,016	(903,764)	(42,590)	19,831
Temporary equity, Beginning balance, shares at Dec. 31, 2010		87,229,703
Stockholders' equity equity, beginning balance at Dec. 31, 2010			176,633,134
Comprehensive loss	(136,720)				(66,074)	(33,965)	(36,681)
Accrued preferred shares dividend	(32,579)	32,579			(32,579)
Amortization of stock-based compensation	7,334			7,334
Settlement of stock-based awards	1,202		3	1,199
Settlement of stock-based awards, in shares			255,686
Dividends paid to noncontrolling interest on subsidiary common stock	(1,843)						(1,843)
Other	428			428
Temporary equity, Ending balance at Dec. 31, 2011		563,556
Stockholders' equity equity, ending balance at Dec. 31, 2011	(196,919)		1,769	898,977	(1,002,417)	(76,555)	(18,693)
Temporary equity, Ending balance, shares at Dec. 31, 2011		87,229,703
Stockholders' equity, ending balance, shares at Dec. 31, 2011			176,888,820
Comprehensive loss	(689,648)				(611,356)	(18,975)	(59,317)
Accrued preferred shares dividend	(34,583)	34,583			(34,583)
Amortization of stock-based compensation	6,859			6,859
Settlement of stock-based awards	2,696		8	2,688
Settlement of stock-based awards, in shares			828,311
Dividends paid to noncontrolling interest on subsidiary common stock	(2,214)						(2,214)
Re-acquisition of non- controlling interest	(1,736)		2	(41,941)			40,203
Re-acquisition of non- controlling interest, in shares			194,791
Other	(1,439)			(1,439)
Sale of controlling interest in Sabre Pacific	40,109						40,109
Temporary equity, Ending balance at Dec. 31, 2012	598,139	598,139
Stockholders' equity equity, ending balance at Dec. 31, 2012	(876,875)		1,779	865,144	(1,648,356)	(95,530)	88
Temporary equity, Ending balance, shares at Dec. 31, 2012	87,229,703	87,229,703
Stockholders' equity, ending balance, shares at Dec. 31, 2012	177,911,922		177,911,922
Comprehensive loss	(51,996)				(100,494)	45,635	2,863
Accrued preferred shares dividend	(36,704)	36,704			(36,704)
Amortization of stock-based compensation	7,564			7,564
Settlement of stock-based awards	7,918		7	7,911
Settlement of stock-based awards, in shares			721,487
Dividends paid to noncontrolling interest on subsidiary common stock	(2,443)						(2,443)
Temporary equity, Ending balance at Dec. 31, 2013	634,843	634,843
Stockholders' equity equity, ending balance at Dec. 31, 2013	$ (952,536)		$ 1,786	$ 880,619	$ (1,785,554)	$ (49,895)	$ 508
Temporary equity, Ending balance, shares at Dec. 31, 2013	87,229,703	87,229,703
Stockholders' equity, ending balance, shares at Dec. 31, 2013	178,633,409		178,633,409